Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cayman Islands 0.5%
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	1.711%		500,000	491,146
United States 2.6%
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%		600,000	565,441
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%		700,000	693,441
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%		400,000	384,899
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	1.331%		250,000	248,708
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%		588,103	568,042
Total				2,460,531
Total Asset-Backed Securities — Non-Agency (Cost $3,027,614)				2,951,677

Commercial Mortgage-Backed Securities - Non-Agency(c) 4.5%

United Kingdom 0.5%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	275,916	428,327
United States 4.0%
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	2.097%		500,000	487,777
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%		600,000	580,589
BX Trust(a),(d)
Subordinated Series 2019-OC11 Class D
12/09/2041	3.944%		500,000	464,436
CALI Mortgage Trust(a),(d)
Series 2019-101C Class F
03/10/2039	4.324%		300,000	255,941
Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	4.138%		100,000	98,998
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		750,000	634,342
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		260,000	192,503
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%		300,000	247,054
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%		550,000	540,550
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%		100,000	94,111
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%		200,000	195,225
Total				3,791,526
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,386,116)				4,219,853

Convertible Bonds 0.1%

United States 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		48,000	43,176
Total Convertible Bonds (Cost $45,478)				43,176

Corporate Bonds & Notes(c) 59.2%

Australia 0.6%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	324,399
Ausgrid Finance Pty, Ltd.(a)
10/07/2031	0.875%	EUR	200,000	194,469
Total				518,868
Belgium 0.4%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	199,498
House of Finance NV (The)(a)
07/15/2026	4.375%	EUR	100,000	108,446
Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Solvay SA(e)
12/31/2049	2.500%	EUR	100,000	103,711
Total				411,655
Bermuda 0.9%
Bacardi Ltd.(a)
07/03/2023	2.750%	EUR	450,000	509,891
05/15/2048	5.300%		345,000	387,974
Total				897,865
Canada 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%		24,000	24,730
Air Canada(a)
08/15/2026	3.875%		35,000	33,075
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%		33,000	33,243
06/01/2028	4.875%		12,000	11,492
Bombardier, Inc.(a)
04/15/2027	7.875%		50,000	48,969
Clarios Global LP(a)
05/15/2025	6.750%		10,000	10,353
GFL Environmental, Inc.(a)
06/01/2025	4.250%		15,000	14,875
08/01/2025	3.750%		30,000	29,423
12/15/2026	5.125%		17,000	17,150
08/01/2028	4.000%		41,000	37,706
06/15/2029	4.750%		39,000	37,196
08/15/2029	4.375%		2,000	1,863
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		23,000	22,354
04/01/2029	6.125%		37,000	38,118
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%		51,000	52,922
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%		41,000	40,973
Videotron Ltd.(a)
06/15/2029	3.625%		170,000	157,824
Total				612,266
Cayman Islands 0.0%
Global Aircraft Leasing Co., Ltd.(a),(f)
09/15/2024	6.500%		22,565	20,517
China 0.2%
JD.com, Inc.
01/14/2030	3.375%		200,000	188,876
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Denmark 0.1%
Danske Bank A/S(a),(e)
Subordinated
05/15/2031	1.000%	EUR	100,000	104,400
France 1.7%
Altice France SA(a)
02/01/2027	8.125%		28,000	28,861
01/15/2028	5.500%		41,000	37,939
07/15/2029	5.125%		39,000	34,938
10/15/2029	5.500%		16,000	14,372
Cab SELAS(a)
02/01/2028	3.375%	EUR	100,000	105,232
Casino Guichard Perrachon SA(a)
01/15/2026	6.625%	EUR	100,000	100,764
Credit Agricole SA(a)
07/03/2029	1.000%	EUR	200,000	213,210
Elis SA(a)
04/11/2024	1.750%	EUR	100,000	110,977
Faurecia SE(a)
06/15/2027	2.375%	EUR	100,000	98,733
Foncia Management SASU(a)
03/31/2028	3.375%	EUR	100,000	104,292
Iliad Holding SA(a)
10/15/2026	5.125%	EUR	100,000	112,049
Iliad Holding SAS(a)
10/15/2026	6.500%		45,000	45,135
10/15/2028	7.000%		63,000	63,114
Iqera Group SAS(a)
09/30/2024	4.250%	EUR	100,000	108,965
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	105,656
SANEF SA(a)
03/16/2026	1.875%	EUR	200,000	222,200
Verallia SA(a)
11/10/2031	1.875%	EUR	100,000	97,372
Total				1,603,809
Germany 2.6%
ADLER Real Estate AG(a)
02/06/2024	2.125%	EUR	100,000	101,216
Amprion GmbH(a)
09/23/2033	0.625%	EUR	300,000	278,812
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	317,541
Bayer AG(a)
01/06/2030	1.125%	EUR	300,000	310,932

2	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	107,707
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	372,864
Deutsche Bank AG(a),(e)
11/19/2030	1.750%	EUR	100,000	103,523
Deutsche Lufthansa AG(a)
02/11/2025	2.875%	EUR	100,000	108,706
Grand City Properties SA(a)
01/11/2028	0.125%	EUR	100,000	96,882
Gruenenthal GmbH(a)
11/15/2026	3.625%	EUR	100,000	109,507
Novelis Sheet Ingot GmbH(a)
04/15/2029	3.375%	EUR	100,000	105,245
PCF GmbH(a)
04/15/2026	4.750%	EUR	100,000	106,249
Platin 1426 GmbH(a)
06/15/2023	5.375%	EUR	100,000	109,402
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	87,920	97,294
TK Elevator Midco GmbH(a)
07/15/2027	4.375%	EUR	100,000	109,276
Total				2,435,156
India 0.7%
Adani Ports & Special Economic Zone Ltd.(a)
07/30/2027	4.000%		400,000	388,591
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	274,431
Total				663,022
Ireland 0.3%
AIB Group PLC(a),(e)
Subordinated
05/30/2031	2.875%	EUR	120,000	131,153
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%		59,000	54,798
08/15/2027	5.250%		8,000	7,412
eircom Finance DAC(a)
05/15/2026	3.500%	EUR	100,000	109,125
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%		19,000	10,832
Total				313,320
Isle of Man 0.3%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	186,975
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Playtech PLC(a)
10/12/2023	3.750%	EUR	100,000	110,868
Total				297,843
Italy 0.6%
Autostrade per l’Italia SpA(a)
02/01/2027	1.750%	EUR	100,000	107,844
09/26/2029	1.875%	EUR	200,000	209,276
Marcolin SpA(a)
11/15/2026	6.125%	EUR	100,000	107,784
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	100,556
Total				525,460
Jersey 0.2%
Adient Global Holdings Ltd.(a)
08/15/2024	3.500%	EUR	100,000	108,780
Avis Budget Finance PLC(a)
05/15/2025	4.500%	EUR	100,000	112,108
Total				220,888
Liberia 0.2%
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%		34,000	34,384
03/15/2028	3.700%		33,000	29,448
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%		23,000	21,412
08/31/2026	5.500%		34,000	33,039
07/15/2027	5.375%		18,000	17,203
04/01/2028	5.500%		33,000	31,532
Total				167,018
Luxembourg 1.0%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	105,575
Altice France Holding SA(a)
05/15/2027	8.000%	EUR	100,000	114,268
02/15/2028	6.000%		85,000	73,313
Cirsa Finance International Sarl(a)
12/20/2023	6.250%	EUR	84,917	94,420
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		45,000	44,665
Garfunkelux Holdco 3 SA(a)
11/01/2025	6.750%	EUR	100,000	110,346
Herens Holdco Sarl(a)
05/15/2028	4.750%		36,000	32,346
HSE Finance Sarl(a)
10/15/2026	5.625%	EUR	100,000	104,976

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ION Trading Technologies Sarl(a)
05/15/2028	5.750%		32,000	31,017
Sani/Ikos Financial Holdings 1 Sarl(a)
12/15/2026	5.625%	EUR	100,000	108,369
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	110,965
Total				930,260
Mauritius 0.5%
Network i2i Ltd.(a),(e)
12/31/2049	5.650%		450,000	448,061
Netherlands 3.2%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	198,475
Clear Channel International BV(a)
08/01/2025	6.625%		30,000	30,680
Constellium SE(a)
02/15/2026	4.250%	EUR	100,000	110,793
06/15/2028	5.625%		15,000	15,078
04/15/2029	3.750%		33,000	29,616
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	111,323
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	200,000	203,962
E.ON International Finance BV(a)
06/03/2030	6.250%	GBP	315,000	515,551
ING Groep NV(a),(e)
02/01/2030	0.250%	EUR	200,000	198,219
LKQ European Holdings BV(a)
04/01/2028	4.125%	EUR	100,000	114,662
Nobel Bidco BV(a)
06/15/2028	3.125%	EUR	100,000	98,565
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%		30,000	29,195
OCI NV(a)
10/15/2025	3.625%	EUR	90,000	101,214
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	108,349
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	109,301
Repsol International Finance BV(a),(e)
12/31/2049	3.750%	EUR	100,000	111,542
Stichting AK Rabobank Certificaten(a),(e)
12/31/2049	6.500%	EUR	150,000	193,833
Telefonica Europe BV(a),(e)
12/31/2049	3.875%	EUR	100,000	111,596
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Thermo Fisher Scientific Finance I BV
10/18/2041	1.625%	EUR	200,000	199,067
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		25,000	24,975
08/15/2027	8.500%		23,000	22,985
United Group BV(a)
07/01/2024	4.875%	EUR	100,000	110,348
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	132,485
VZ Secured Financing BV(a)
01/15/2032	5.000%		80,000	74,685
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		47,000	43,762
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		35,000	35,267
Total				3,035,528
Panama 0.3%
Carnival Corp.(a)
02/01/2026	10.125%	EUR	100,000	123,905
03/01/2026	7.625%		43,000	43,291
03/01/2027	5.750%		67,000	63,863
08/01/2028	4.000%		50,000	46,606
05/01/2029	6.000%		40,000	37,692
Total				315,357
Poland 0.2%
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		15,000	13,889
Canpack SA/US LLC(a)
11/15/2029	3.875%		57,000	49,582
InPost SA(a)
07/15/2027	2.250%	EUR	100,000	101,296
Total				164,767
Romania 0.1%
Romanian Government International Bond(a)
02/27/2027	3.000%		128,000	124,316
Spain 0.5%
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		13,000	12,324
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	105,922
Lorca Telecom Bondco SA(a)
09/18/2027	4.000%	EUR	100,000	106,691
NorteGas Energia Distribucion SA(a)
09/28/2027	2.065%	EUR	235,000	258,892
Total				483,829

4	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sweden 0.9%
Heimstaden Bostad AB(a),(e)
12/31/2049	3.375%	EUR	100,000	100,943
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	408,269
01/30/2027	1.125%	EUR	200,000	207,525
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	103,936
Total				820,673
Switzerland 0.5%
Credit Suisse Group AG(a)
01/18/2033	0.625%	EUR	150,000	134,742
Novartis Finance SA(a),(g)
09/23/2028	0.000%	EUR	200,000	204,818
Peach Property Finance GmbH(a)
11/15/2025	4.375%	EUR	100,000	109,604
Total				449,164
United Kingdom 6.8%
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	128,539
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	229,612
Boparan Finance PLC(a)
11/30/2025	7.625%	GBP	100,000	106,412
BP Capital Markets PLC(a),(e)
12/31/2049	3.250%	EUR	200,000	221,821
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	281,736
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	363,133
Cadent Finance, PLC(a)
03/19/2030	0.625%	EUR	100,000	100,055
Co-operative Group Holdings Ltd.(a),(e)
07/08/2026	7.500%	GBP	100,000	139,334
Deuce Finco PLC(a)
06/15/2027	5.500%	GBP	100,000	125,525
DS Smith PLC(a)
07/26/2029	2.875%	GBP	270,000	347,536
EnQuest PLC(a),(f)
10/15/2023	7.000%		36,068	35,438
GKN Holdings Ltd.(a)
09/19/2022	5.375%	GBP	275,000	365,757
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HBOS PLC(e)
Subordinated
03/18/2030	4.500%	EUR	255,000	298,996
HSBC Bank PLC
Subordinated
03/24/2046	4.750%	GBP	75,000	116,976
HSBC Holdings PLC(e)
05/24/2032	2.804%		225,000	204,840
11/22/2032	2.871%		32,000	29,132
Imperial Brands Finance PLC(a)
02/26/2026	3.375%	EUR	425,000	494,132
INEOS Finance PLC(a)
05/01/2026	2.875%	EUR	100,000	105,245
International Game Technology PLC(a)
07/15/2024	3.500%	EUR	100,000	112,908
02/15/2025	6.500%		14,000	14,693
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	106,392
Marks & Spencer PLC(a)
05/19/2026	3.750%	GBP	100,000	128,663
NCL Finance Ltd.(a)
03/15/2028	6.125%		10,000	9,294
NGG Finance PLC(a),(e)
09/05/2082	2.125%	EUR	250,000	258,240
Pinewood Finance Co., Ltd.(a)
09/30/2025	3.250%	GBP	100,000	127,101
Pinnacle Bidco PLC(a)
02/15/2025	5.500%	EUR	100,000	111,166
Royal Bank of Scotland Group PLC(a),(e)
03/02/2026	1.750%	EUR	335,000	372,931
Sherwood Financing, PLC(a)
11/15/2026	4.500%	EUR	100,000	105,549
TalkTalk Telecom Group PLC(a)
02/20/2025	3.875%	GBP	100,000	114,084
Travis Perkins PLC(a)
02/17/2026	3.750%	GBP	100,000	130,317
UBS AG(a)
03/31/2031	0.500%	EUR	200,000	201,523
Victoria PLC(a)
08/24/2026	3.625%	EUR	100,000	106,517
Virgin Media Finance PLC(a)
07/15/2030	5.000%		35,000	33,082
Virgin Media Secured Finance PLC(a)
04/15/2027	5.000%	GBP	100,000	133,371
05/15/2029	5.500%		33,000	32,679

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	120,262
01/31/2031	4.250%		56,000	51,063
07/15/2031	4.750%		65,000	61,178
Vodafone Group PLC(a),(e)
10/03/2078	4.200%	EUR	100,000	112,838
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	279,064
Total				6,417,134
United States 35.6%
AbbVie, Inc.
06/01/2029	2.125%	EUR	250,000	283,703
06/15/2044	4.850%		70,000	77,631
11/21/2049	4.250%		175,000	182,600
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		6,000	6,025
04/15/2029	5.000%		9,000	8,882
AdaptHealth LLC(a)
08/01/2029	4.625%		10,000	9,124
03/01/2030	5.125%		49,000	45,516
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%		19,000	18,970
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%		26,000	25,227
Allegheny Technologies, Inc.
10/01/2029	4.875%		9,000	8,532
10/01/2031	5.125%		43,000	40,528
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%		27,000	26,041
10/15/2027	6.750%		80,000	79,101
11/01/2029	5.875%		23,000	22,109
American Airlines, Inc.(a)
07/15/2025	11.750%		27,000	31,537
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		77,120	77,062
04/20/2029	5.750%		38,343	38,212
American Axle & Manufacturing, Inc.
03/15/2026	6.250%		15,000	15,188
04/01/2027	6.500%		2,000	1,969
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%		64,000	61,535
American Tower Corp.
08/15/2029	3.800%		53,000	52,817
09/15/2031	2.300%		14,000	12,220
Amgen, Inc.
02/22/2062	4.400%		97,000	100,706
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		405,000	449,987
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Apache Corp.
09/01/2040	5.100%		50,000	50,618
02/01/2042	5.250%		16,000	16,000
04/15/2043	4.750%		32,000	30,456
01/15/2044	4.250%		11,000	9,653
Apergy Corp.
05/01/2026	6.375%		13,000	13,275
Appalachian Power Co.
05/15/2044	4.400%		400,000	404,722
APX Group, Inc.(a)
07/15/2029	5.750%		21,000	19,185
Aramark Services, Inc.(a)
05/01/2025	6.375%		11,000	11,297
Arches Buyer, Inc.(a)
06/01/2028	4.250%		11,000	10,241
12/01/2028	6.125%		7,000	6,457
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		26,000	25,648
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	2.000%	EUR	100,000	102,045
09/01/2029	4.000%		64,000	57,702
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%		14,000	13,470
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%		11,000	10,245
02/15/2032	5.000%		11,000	10,233
ASGN, Inc.(a)
05/15/2028	4.625%		31,000	30,254
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	102,052
AssuredPartners, Inc.(a)
01/15/2029	5.625%		55,000	50,627
AT&T, Inc.
09/04/2036	3.150%	EUR	100,000	121,588
09/15/2055	3.550%		262,000	229,833
12/01/2057	3.800%		534,000	487,627
Avantor Funding, Inc.(a)
07/15/2028	4.625%		35,000	34,568
11/01/2029	3.875%		66,000	62,401
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		24,000	21,101
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		14,000	13,470
Bank of America Corp.(a),(e)
03/22/2031	0.694%	EUR	250,000	252,087
Bank of America Corp.(e)
07/21/2032	2.299%		600,000	533,970
02/04/2033	2.972%		120,000	112,553

6	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%		35,000	35,274
11/01/2025	5.500%		37,000	36,920
04/01/2026	9.250%		35,000	35,853
01/31/2027	8.500%		72,000	71,790
01/30/2030	5.250%		20,000	15,745
02/15/2031	5.250%		36,000	28,031
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		21,000	20,883
05/15/2029	4.125%		23,000	21,275
Becton Dickinson and Co.
06/06/2027	3.700%		333,000	337,983
Becton Dickinson Euro Finance Sarl
02/12/2036	1.213%	EUR	100,000	97,427
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%		43,000	40,031
Boeing Co. (The)
08/01/2059	3.950%		250,000	217,560
Boyd Gaming Corp.(a)
06/01/2025	8.625%		6,000	6,310
06/15/2031	4.750%		39,000	37,575
Broadcom, Inc.(a)
04/15/2034	3.469%		119,000	110,213
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%		54,000	50,368
BWAY Holding Co.(a)
04/15/2024	5.500%		44,000	43,849
BWX Technologies, Inc.(a)
06/30/2028	4.125%		25,000	24,104
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		72,000	67,528
Callon Petroleum Co.
10/01/2024	6.125%		14,000	13,968
07/01/2026	6.375%		103,000	102,354
Callon Petroleum Co.(a)
08/01/2028	8.000%		13,000	13,763
Calpine Corp.(a)
06/01/2026	5.250%		7,000	7,055
02/01/2029	4.625%		5,000	4,627
Camelot Finance SA(a)
11/01/2026	4.500%		21,000	20,508
Carrier Global Corp.
04/05/2050	3.577%		250,000	228,745
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%		8,000	8,102
03/01/2028	2.375%	EUR	100,000	103,483
02/15/2029	3.125%		10,000	9,097
04/01/2030	3.500%		20,000	18,372
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	55,000	55,101
03/01/2030	4.750%	111,000	106,693
08/15/2030	4.500%	36,000	33,803
02/01/2031	4.250%	75,000	68,361
02/01/2032	4.750%	43,000	40,073
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	53,000	54,708
CDK Global, Inc.
06/01/2027	4.875%	21,000	21,224
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	42,000	43,141
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	13,000	13,244
Cengage Learning, Inc.(a)
06/15/2024	9.500%	40,000	39,883
Centene Corp.
12/15/2029	4.625%	27,000	27,279
02/15/2030	3.375%	27,000	25,432
10/15/2030	3.000%	54,000	49,751
08/01/2031	2.625%	200,000	178,065
CenturyLink, Inc.
04/01/2025	5.625%	43,000	43,356
CenturyLink, Inc.(a)
12/15/2026	5.125%	26,000	24,764
02/15/2027	4.000%	16,000	14,914
CFX Escrow Corp.(a)
02/15/2026	6.375%	9,000	9,288
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	30,000	29,995
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	10,000	9,775
03/15/2029	3.750%	13,000	12,275
03/15/2031	4.000%	16,000	15,106
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	155,000	158,451
12/01/2061	4.400%	45,000	39,312
06/30/2062	3.950%	266,000	215,963
04/01/2063	5.500%	200,000	201,729
Cheniere Energy Partners LP
10/01/2029	4.500%	8,000	8,039
03/01/2031	4.000%	24,000	23,293
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	67,000	61,021
Cheniere Energy, Inc.
10/15/2028	4.625%	35,000	35,209

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	24,000	25,031
03/15/2027	5.625%	10,000	10,189
04/15/2029	6.875%	41,000	40,139
05/15/2030	5.250%	81,000	77,797
Cinemark USA, Inc.(a)
05/01/2025	8.750%	36,000	37,638
03/15/2026	5.875%	40,000	38,842
07/15/2028	5.250%	36,000	33,632
Citigroup, Inc.(e)
06/03/2031	2.572%	170,000	155,551
01/25/2033	3.057%	170,000	159,119
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	20,000	19,038
07/01/2029	4.875%	50,000	47,164
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	80,000	80,408
06/01/2029	7.500%	33,000	32,935
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	45,000	44,539
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	21,000	21,105
02/15/2031	3.750%	87,000	81,493
01/15/2032	3.750%	15,000	13,847
CMS Energy Corp.
11/15/2025	3.600%	682,000	686,931
CNX Midstream Partners LP(a)
04/15/2030	4.750%	34,000	31,861
CNX Resources Corp.(a)
03/14/2027	7.250%	37,000	39,020
01/15/2029	6.000%	25,000	25,308
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	11,000	11,255
07/01/2025	6.250%	44,000	45,477
07/01/2027	8.125%	39,000	41,832
Commercial Metals Co.
02/15/2031	3.875%	5,000	4,548
CommScope Technologies LLC(a)
06/15/2025	6.000%	21,000	19,882
Comstock Resources, Inc.(a)
03/01/2029	6.750%	20,000	20,589
01/15/2030	5.875%	12,000	11,820
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	63,000	60,417
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	19,000	16,217
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	12,000	12,008
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%		66,000	64,086
01/15/2030	5.750%		23,000	20,486
12/01/2030	4.125%		92,000	81,012
12/01/2030	4.625%		41,000	34,255
02/15/2031	3.375%		36,000	30,336
CSX Corp.
11/01/2046	3.800%		128,000	128,351
CVS Health Corp.
03/25/2048	5.050%		270,000	305,919
DCP Midstream Operating LP
05/15/2029	5.125%		28,000	28,864
04/01/2044	5.600%		33,000	34,719
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%		32,000	32,000
Delta Air Lines, Inc.
01/15/2026	7.375%		29,000	31,378
04/19/2028	4.375%		10,000	9,593
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		20,000	20,179
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%		54,000	53,234
DISH DBS Corp.
07/01/2026	7.750%		68,000	67,494
06/01/2029	5.125%		83,000	70,662
DISH DBS Corp.(a)
12/01/2028	5.750%		81,000	76,899
DT Midstream, Inc.(a)
06/15/2029	4.125%		24,000	23,028
DTE Energy Co.
10/01/2026	2.850%		490,000	479,382
Duke Energy Corp.
09/01/2046	3.750%		345,000	325,218
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%		15,000	14,175
Element Solutions, Inc.(a)
09/01/2028	3.875%		45,000	42,165
Eli Lilly & Co.
09/14/2061	1.375%	EUR	100,000	85,971
Emera US Finance LP
06/15/2046	4.750%		620,000	648,421
Encompass Health Corp.
02/01/2028	4.500%		13,000	12,742
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%		29,000	26,454
Enterprise Products Operating LLC
01/31/2060	3.950%		120,000	111,902

8	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%		23,000	23,475
07/01/2027	6.500%		28,000	29,232
01/15/2029	4.500%		24,000	22,553
01/15/2031	4.750%		152,000	142,520
EQM Midstream Partners LP
07/15/2048	6.500%		65,000	63,257
Exelon Corp.(a)
03/15/2052	4.100%		17,000	17,307
FedEx Corp.
04/01/2046	4.550%		200,000	210,189
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		52,000	47,849
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	298,109
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,227,231
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%		31,000	31,795
Ford Motor Co.
02/12/2032	3.250%		64,000	57,153
01/15/2043	4.750%		28,000	25,335
Ford Motor Credit Co. LLC
09/08/2024	3.664%		91,000	89,928
11/13/2025	3.375%		18,000	17,600
11/25/2025	2.330%	EUR	100,000	108,572
01/08/2026	4.389%		22,000	21,929
08/17/2027	4.125%		107,000	104,629
02/16/2028	2.900%		20,000	18,028
02/10/2029	2.900%		40,000	35,637
11/13/2030	4.000%		10,000	9,410
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	37,707
03/15/2043	5.450%		214,000	240,120
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		44,000	40,494
03/01/2028	6.125%		62,000	55,485
Gartner, Inc.(a)
07/01/2028	4.500%		28,000	27,910
06/15/2029	3.625%		15,000	14,197
10/01/2030	3.750%		109,000	102,347
Gates Global LLC/Co.(a)
01/15/2026	6.250%		21,000	21,038
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	4.156%		45,000	43,282
Georgia Power Co.
03/15/2042	4.300%		195,000	197,173
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(e)
07/21/2032	2.383%		158,000	140,403
02/24/2033	3.102%		127,000	119,837
Goldman Sachs Group, Inc. (The)(a)
03/18/2033	1.000%	EUR	150,000	147,254
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%		17,000	15,888
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%		13,000	13,145
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		275,000	307,040
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		80,000	74,875
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%		39,741	39,767
HB Fuller Co.
10/15/2028	4.250%		34,000	31,876
HCA, Inc.
09/01/2028	5.625%		20,000	21,620
02/01/2029	5.875%		34,000	37,280
09/01/2030	3.500%		48,000	46,337
HCA, Inc.(a)
03/15/2052	4.625%		179,000	181,331
HealthEquity, Inc.(a)
10/01/2029	4.500%		41,000	39,051
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%		37,000	34,110
Herc Holdings, Inc.(a)
07/15/2027	5.500%		33,000	33,456
Hess Midstream Operations LP(a)
02/15/2030	4.250%		10,000	9,436
Hightower Holding LLC(a)
04/15/2029	6.750%		36,000	35,428
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%		11,000	11,132
02/01/2029	5.750%		7,000	7,003
02/01/2031	6.000%		22,000	22,243
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		14,000	14,323
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%		36,000	34,098
HT Troplast GmbH(a)
07/15/2025	9.250%	EUR	100,000	110,381
HUB International Ltd.(a)
12/01/2029	5.625%		50,000	48,735

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
IAA Spinco, Inc.(a)
06/15/2027	5.500%		22,000	22,107
iHeartCommunications, Inc.
05/01/2026	6.375%		17,082	17,586
05/01/2027	8.375%		75,385	77,930
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		12,000	11,875
01/15/2028	4.750%		25,000	23,929
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		33,000	33,408
Ingevity Corp.(a)
11/01/2028	3.875%		38,000	34,348
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		46,000	49,204
Inspired Entertainment Financing PLC(a)
06/01/2026	7.875%	GBP	100,000	132,937
IQVIA, Inc.(a)
01/15/2028	2.250%	EUR	100,000	104,955
IRB Holding Corp.(a)
06/15/2025	7.000%		27,000	28,186
02/15/2026	6.750%		78,000	79,387
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%		17,000	17,013
Iron Mountain, Inc.(a)
07/15/2030	5.250%		28,000	27,432
ITT Holdings LLC(a)
08/01/2029	6.500%		16,000	14,724
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%		19,000	17,528
JPMorgan Chase & Co.(a),(e)
07/25/2031	1.001%	EUR	300,000	309,837
JPMorgan Chase & Co.(e)
04/22/2032	2.580%		311,000	285,206
11/08/2032	2.545%		173,000	157,905
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		2,000	1,880
06/01/2031	4.500%		62,000	55,871
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		81,000	82,011
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	108,086
Kinder Morgan, Inc.
02/15/2046	5.050%		90,000	95,461
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	453,056
Kraft Heinz Foods Co.
06/01/2046	4.375%		505,000	500,760
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
L Brands, Inc.(a)
07/01/2025	9.375%		5,000	5,710
10/01/2030	6.625%		10,000	10,501
L Brands, Inc.
06/15/2029	7.500%		9,000	9,755
11/01/2035	6.875%		34,000	35,026
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		50,000	49,716
02/01/2027	4.250%		22,000	21,108
06/15/2029	4.750%		80,000	75,481
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		34,000	31,755
01/31/2032	4.375%		33,000	30,813
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%		20,000	18,845
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%		10,000	9,337
Level 3 Financing, Inc.(a)
01/15/2029	3.625%		22,000	19,251
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%		15,000	14,628
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%		81,000	75,801
Lowe’s Companies, Inc.
04/01/2062	4.450%		139,000	144,093
Madison IAQ LLC(a)
06/30/2028	4.125%		41,000	37,807
06/30/2029	5.875%		41,000	36,761
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%		31,000	29,853
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%		10,000	9,449
Matador Resources Co.
09/15/2026	5.875%		53,000	54,001
Mattel, Inc.(a)
04/01/2026	3.375%		14,000	13,729
04/01/2029	3.750%		43,000	41,350
Mattel, Inc.
10/01/2040	6.200%		74,000	85,160
11/01/2041	5.450%		14,000	14,895
Medtronic Global Holdings SCA
10/15/2040	1.375%	EUR	150,000	147,333
Meritage Homes Corp.(a)
04/15/2029	3.875%		181,000	172,345
MGIC Investment Corp.
08/15/2028	5.250%		5,000	4,943

10	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%		18,000	18,194
02/15/2029	3.875%		7,000	6,928
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%		20,000	20,137
02/01/2027	5.750%		18,000	19,093
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		46,000	42,469
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%		50,580	52,661
Minerals Technologies, Inc.(a)
07/01/2028	5.000%		19,000	18,148
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%		69,000	66,941
Morgan Stanley(e)
10/20/2032	2.511%		350,000	316,932
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%		15,000	13,956
Nabors Industries Ltd.(a)
01/15/2026	7.250%		17,000	16,924
Navient Corp.
06/25/2025	6.750%		6,000	6,168
06/15/2026	6.750%		20,000	20,549
03/15/2028	4.875%		24,000	22,088
NCL Corp., Ltd.(a)
03/15/2026	5.875%		17,000	16,159
02/15/2029	7.750%		7,000	7,090
NCR Corp.(a)
09/01/2027	5.750%		21,000	21,049
10/01/2028	5.000%		49,000	46,953
Netflix, Inc.
04/15/2028	4.875%		56,000	58,469
11/15/2028	5.875%		17,000	18,737
05/15/2029	4.625%	EUR	350,000	437,407
05/15/2029	6.375%		3,000	3,398
Netflix, Inc.(a)
11/15/2029	5.375%		24,000	26,017
06/15/2030	4.875%		40,000	42,650
Newell Brands, Inc.
06/01/2025	4.875%		11,000	11,364
Newfield Exploration Co.
01/01/2026	5.375%		21,000	22,272
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%		28,000	27,908
NFP Corp.(a)
08/15/2028	4.875%		37,000	35,454
08/15/2028	6.875%		109,000	104,081
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	13,000	13,091
07/15/2029	4.500%	20,000	19,943
10/01/2030	5.875%	6,000	6,014
07/15/2031	4.750%	24,000	23,966
NiSource, Inc.
05/15/2047	4.375%	93,000	94,500
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	15,000	13,203
Novelis Corp.(a)
11/15/2026	3.250%	21,000	20,063
01/30/2030	4.750%	43,000	41,772
08/15/2031	3.875%	25,000	22,861
NRG Energy, Inc.(a)
02/15/2029	3.375%	20,000	17,813
02/15/2031	3.625%	196,000	172,676
02/15/2032	3.875%	111,000	98,043
NuStar Logistics LP
10/01/2025	5.750%	18,000	18,384
06/01/2026	6.000%	17,000	17,203
04/28/2027	5.625%	46,000	45,058
Occidental Petroleum Corp.
07/15/2025	8.000%	48,000	53,890
09/01/2030	6.625%	56,000	64,263
01/01/2031	6.125%	53,000	59,625
05/01/2031	7.500%	13,000	15,885
09/15/2036	6.450%	45,000	52,883
07/15/2044	4.500%	10,000	9,562
06/15/2045	4.625%	33,000	32,004
03/15/2046	6.600%	40,000	47,371
04/15/2046	4.400%	132,000	125,386
03/15/2048	4.200%	95,000	89,110
08/15/2049	4.400%	24,000	22,655
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	30,000	27,283
10/01/2029	6.250%	13,000	11,508
Oracle Corp.
04/01/2050	3.600%	174,000	144,206
03/25/2061	4.100%	168,000	144,566
Organon Finance 1 LLC(a)
04/30/2031	5.125%	55,000	52,996
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	14,000	14,445
02/01/2028	7.250%	17,000	17,505
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	11,000	10,767
01/15/2029	4.250%	15,000	13,951
03/15/2030	4.625%	14,000	13,175
Owens & Minor, Inc.(a)
04/01/2030	6.625%	32,000	32,925

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
07/01/2050	4.950%	105,000	99,390
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	10,000	9,335
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	30,000	29,995
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	25,000	23,471
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,115,310
PECF USS Intermediate Holding III Corp.(a)
11/15/2029	8.000%	5,000	4,812
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	19,000	16,972
Performance Food Group, Inc.(a)
05/01/2025	6.875%	7,000	7,242
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	32,000	30,940
02/15/2029	7.750%	32,000	33,046
PG&E Corp.
07/01/2028	5.000%	25,000	24,158
07/01/2030	5.250%	18,000	17,438
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	29,000	29,317
04/15/2031	4.250%	105,000	97,096
03/01/2032	3.500%	168,000	146,876
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	475,000	446,158
Plantronics, Inc.(a)
03/01/2029	4.750%	80,000	82,122
Playtika Holding Corp.(a)
03/15/2029	4.250%	24,000	22,206
Post Holdings, Inc.(a)
03/01/2027	5.750%	15,000	15,096
01/15/2028	5.625%	12,000	11,785
04/15/2030	4.625%	67,000	60,420
09/15/2031	4.500%	48,000	42,542
Prestige Brands, Inc.(a)
01/15/2028	5.125%	14,000	13,891
04/01/2031	3.750%	15,000	13,388
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	24,000	21,746
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	57,000	56,026
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	15,000	13,705
03/01/2031	3.875%	133,000	119,116
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	42,000	40,520
09/15/2028	6.500%	85,000	80,457
Radiology Partners, Inc.(a)
02/01/2028	9.250%	11,000	11,053
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	12,000	10,946
Resideo Funding, Inc.(a)
09/01/2029	4.000%	28,000	25,481
Ritchie Bros Holdings, Inc.(a)
12/15/2031	4.750%	50,000	48,756
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	17,000	16,154
09/15/2029	4.000%	19,000	17,565
Roblox Corp.(a)
05/01/2030	3.875%	33,000	30,855
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	88,000	77,183
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	23,000	22,628
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	37,000	36,187
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	13,000	12,333
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	7,000	7,764
09/01/2025	7.375%	12,000	12,533
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	47,000	46,314
Scientific Games International, Inc.(a)
07/01/2025	8.625%	28,000	29,470
10/15/2025	5.000%	34,000	34,850
03/15/2026	8.250%	72,000	74,970
05/15/2028	7.000%	13,000	13,481
11/15/2029	7.250%	18,000	18,861
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	6,000	5,579
01/15/2031	5.375%	11,000	10,568
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	39,000	39,057
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	9,000	9,038
Select Medical Corp.(a)
08/15/2026	6.250%	39,000	40,283
Sempra Energy
06/15/2027	3.250%	260,000	256,864

12	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Service Properties Trust
03/15/2024	4.650%		16,000	15,387
10/01/2024	4.350%		7,000	6,766
12/15/2027	5.500%		10,000	9,639
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%		38,000	36,098
04/01/2029	4.750%		4,000	3,765
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%		28,000	27,206
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	100,729
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		29,000	27,194
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%		30,000	28,375
07/01/2030	4.125%		49,000	45,914
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%		21,000	21,054
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		13,000	13,609
Southern Co. (The)
07/01/2046	4.400%		220,000	225,784
Southern Co. (The)(e)
09/15/2081	1.875%	EUR	100,000	98,646
Southwestern Energy Co.
02/01/2029	5.375%		16,000	16,237
02/01/2032	4.750%		87,000	86,899
Spectrum Brands, Inc.
07/15/2025	5.750%		48,000	48,880
Spectrum Brands, Inc.(a)
10/01/2026	4.000%	EUR	100,000	109,977
Springleaf Finance Corp.
03/15/2023	5.625%		21,000	21,398
Sprint Capital Corp.
11/15/2028	6.875%		81,000	93,793
Sprint Corp.
03/01/2026	7.625%		49,000	55,336
Square, Inc.(a)
06/01/2026	2.750%		8,000	7,565
06/01/2031	3.500%		17,000	15,632
SRS Distribution, Inc.(a)
07/01/2028	4.625%		38,000	36,296
07/01/2029	6.125%		49,000	45,508
12/01/2029	6.000%		38,000	35,253
Staples, Inc.(a)
04/15/2026	7.500%		49,000	47,560
04/15/2027	10.750%		7,000	6,231
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.
05/15/2029	4.500%	10,000	9,433
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	11,000	10,969
04/15/2027	10.000%	19,000	20,004
Switch Ltd.(a)
09/15/2028	3.750%	5,000	4,853
06/15/2029	4.125%	22,000	21,643
Syneos Health, Inc.(a)
01/15/2029	3.625%	12,000	11,087
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	64,000	64,917
03/01/2030	5.500%	62,000	64,420
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	240,000	266,586
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	15,000	15,173
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	54,000	55,461
11/01/2027	5.125%	74,000	74,382
06/15/2028	4.625%	10,000	9,848
10/01/2028	6.125%	70,000	71,151
01/15/2030	4.375%	35,000	33,627
Tenneco, Inc.(a)
01/15/2029	7.875%	39,000	41,095
04/15/2029	5.125%	20,000	19,838
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	28,000	27,328
T-Mobile USA, Inc.
02/15/2026	2.250%	11,000	10,368
02/15/2029	2.625%	44,000	40,179
02/15/2031	2.875%	24,000	21,644
04/15/2031	3.500%	8,000	7,533
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	181,000	170,571
10/15/2052	3.400%	109,000	93,109
TransDigm, Inc.(a)
12/15/2025	8.000%	30,000	31,289
03/15/2026	6.250%	108,000	111,204
TransDigm, Inc.
06/15/2026	6.375%	16,000	16,149
11/15/2027	5.500%	40,000	39,850
01/15/2029	4.625%	29,000	27,133
05/01/2029	4.875%	29,000	27,235
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	45,000	44,179
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	12,735	12,321

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Transocean Sentry Ltd.(a)
05/15/2023	5.375%		71,651	69,908
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%		41,000	35,036
Uber Technologies, Inc.(a)
05/15/2025	7.500%		38,000	39,649
01/15/2028	6.250%		20,000	20,664
08/15/2029	4.500%		109,000	102,189
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%		15,000	13,938
09/30/2029	7.500%		9,000	8,012
Union Pacific Corp.
02/14/2072	3.850%		150,000	148,814
United Airlines, Inc.(a)
04/15/2026	4.375%		17,000	16,738
US Foods, Inc.(a)
02/15/2029	4.750%		16,000	15,303
06/01/2030	4.625%		28,000	25,939
USI, Inc.(a)
05/01/2025	6.875%		15,000	15,032
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		60,000	58,359
08/15/2031	4.125%		79,000	77,554
11/01/2033	3.875%		43,000	41,100
Verizon Communications, Inc.
03/22/2061	3.700%		295,000	276,732
Verscend Escrow Corp.(a)
08/15/2026	9.750%		47,000	48,920
VICI Properties LP/Note Co., Inc.(a)
08/15/2030	4.125%		108,000	104,406
Vistra Operations Co. LLC(a)
09/01/2026	5.500%		14,000	14,072
02/15/2027	5.625%		48,000	47,975
07/31/2027	5.000%		11,000	10,817
05/01/2029	4.375%		24,000	22,677
Waste Pro USA, Inc.(a)
02/15/2026	5.500%		72,000	67,970
Welbilt, Inc.
02/15/2024	9.500%		16,000	16,312
Wells Fargo & Co.(a),(e)
05/04/2030	1.741%	EUR	200,000	217,679
Wells Fargo & Co.(e)
02/11/2031	2.572%		405,000	376,330
WESCO Distribution, Inc.(a)
06/15/2025	7.125%		32,000	33,277
06/15/2028	7.250%		26,000	27,599
Western Gas Partners LP
03/01/2048	5.300%		73,000	72,380
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	32,000	30,330
Williams Companies, Inc. (The)
09/15/2045	5.100%	79,000	85,190
10/15/2051	3.500%	95,000	83,137
WR Grace Holdings LLC(a)
06/15/2027	4.875%	42,000	41,081
08/15/2029	5.625%	61,000	57,022
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	30,000	30,012
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	7,000	7,280
10/01/2029	5.125%	9,000	8,472
Yum! Brands, Inc.(h)
04/01/2032	5.375%	38,000	38,116
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	58,000	53,059
Total			33,765,292
Virgin Islands 0.2%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2024	5.125%	200,000	204,125
Total Corporate Bonds & Notes (Cost $58,914,171)			56,139,469

Foreign Government Obligations(c),(i) 13.9%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%	200,000	194,900
Belarus 0.0%
Republic of Belarus International Bond(a)
06/29/2027	7.625%	200,000	29,376
Brazil 0.2%
Brazilian Government International Bond
01/27/2045	5.000%	200,000	178,043
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	6,000	6,008
06/01/2027	5.250%	32,000	31,895
05/15/2029	4.250%	24,000	22,144
Total			60,047
Chile 0.2%
Chile Government International Bond
01/25/2050	3.500%	200,000	183,258

14	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 1.2%
Colombia Government International Bond
01/30/2030	3.000%		800,000	688,471
04/15/2031	3.125%		200,000	169,634
Ecopetrol SA
04/29/2030	6.875%		300,000	315,642
Total				1,173,747
Costa Rica 0.2%
Costa Rica Government International Bond(a)
01/26/2023	4.250%		200,000	202,591
Dominican Republic 1.0%
Dominican Republic International Bond(a)
04/20/2027	8.625%		642,000	710,663
09/23/2032	4.875%		150,000	136,040
01/30/2060	5.875%		150,000	128,123
Total				974,826
Egypt 0.3%
Egypt Government International Bond(a)
03/01/2049	8.700%		355,000	302,671
El Salvador 0.1%
El Salvador Government International Bond(a)
04/10/2032	8.250%		200,000	100,590
France 0.4%
Electricite de France SA(a),(e)
12/31/2049	3.375%	EUR	200,000	199,089
12/31/2049	6.000%	GBP	100,000	133,631
Total				332,720
Germany 0.5%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	446,834
Guatemala 0.2%
Guatemala Government Bond(a)
06/01/2050	6.125%		200,000	209,515
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	189,483
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	187,902
Total				377,385
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia 1.1%
Indonesia Government International Bond(a)
01/08/2027	4.350%	400,000	424,833
01/15/2045	5.125%	200,000	222,213
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%	200,000	197,008
PT Indonesia Asahan Aluminium Persero(a)
11/15/2048	6.757%	200,000	223,395
Total			1,067,449
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	250,000	255,053
06/15/2033	6.125%	200,000	194,270
Total			449,323
Kazakhstan 0.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	300,000	288,217
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	200,000	203,816
Mexico 1.2%
Petroleos Mexicanos
01/28/2031	5.950%	400,000	369,432
02/16/2032	6.700%	587,000	558,504
01/23/2050	7.690%	273,000	238,655
Total			1,166,591
Netherlands 0.2%
Syngenta Finance NV(a)
04/24/2028	5.182%	200,000	207,124
Panama 0.4%
Panama Government International Bond
01/23/2030	3.160%	200,000	195,757
07/23/2060	3.870%	200,000	175,563
Total			371,320
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%	200,000	201,824
Qatar 1.2%
Qatar Government International Bond(a)
03/14/2029	4.000%	400,000	427,004
04/16/2030	3.750%	200,000	211,442
04/23/2048	5.103%	250,000	306,367

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar Petroleum(a)
07/12/2031	2.250%	200,000	184,896
Total			1,129,709
Romania 0.4%
Romanian Government International Bond(a)
01/22/2024	4.875%	232,000	239,626
02/14/2051	4.000%	116,000	100,972
Total			340,598
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
03/28/2035	5.100%	200,000	36,000
Saudi Arabia 1.0%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%	300,000	302,233
Saudi Government International Bond(a)
01/21/2055	3.750%	625,000	602,692
Total			904,925
South Africa 0.2%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	200,000	193,786
Turkey 0.7%
Turkey Government International Bond
03/25/2027	6.000%	250,000	232,223
02/17/2028	5.125%	300,000	263,395
01/14/2041	6.000%	200,000	156,479
Total			652,097
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%	200,000	60,348
Ukraine Government International Bond(a)
09/01/2026	7.750%	100,000	42,784
Total			103,132
United Arab Emirates 1.0%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	250,000	229,572
04/16/2050	3.875%	200,000	209,488
DP World PLC(a)
07/02/2037	6.850%	400,000	483,487
Total			922,547
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands 0.2%
State Grid Overseas Investment Ltd.(a)
05/04/2027	3.500%	200,000	201,987
Total Foreign Government Obligations (Cost $14,622,158)			13,206,948

Residential Mortgage-Backed Securities - Agency 0.9%

United States 0.9%
Federal National Mortgage Association(b),(j)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.593%	159,956	25,456
Federal National Mortgage Association(j)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	567,216	96,215
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	5.549%	500,000	452,532
Government National Mortgage Association(b),(j)
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	5.751%	108,637	14,972
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.651%	80,034	10,089
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.601%	336,975	48,934
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.601%	351,354	82,489
Government National Mortgage Association(j)
CMO Series 2020-153 Class CI
10/20/2050	2.500%	877,183	125,464
CMO Series 2021-9 Class MI
01/20/2051	2.500%	218,511	27,757
Total			883,908
Total Residential Mortgage-Backed Securities - Agency (Cost $924,422)			883,908

16	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 12.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bermuda 0.7%
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	2.207%	548,392	546,518
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	2.057%	121,853	121,755
Total			668,273
United States 12.0%
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	4.057%	404,869	406,973
BVRT Financing Trust(a),(b),(k)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	500,000	500,000
CIM Trust(a),(d)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	379,342	366,958
Connecticut Avenue Securities Trust(a),(b)
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% Floor 4.350% 07/25/2031	4.807%	700,000	707,017
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	6.099%	500,000	455,879
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	2.257%	421,095	418,466
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	2.257%	797,000	782,634
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	3.057%	398,272	398,769
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	3.457%	400,000	390,478
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	2.807%	700,000	664,866
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
1-month USD LIBOR + 2.700% 10/25/2049	3.157%	600,000	580,521
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	4.557%	500,000	496,252
Homeward Opportunities Fund I Trust(a),(d)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	389,000	380,728
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.850% 07/25/2028	3.307%	500,000	499,327
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.707%	500,000	504,025
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	3.107%	1,000,000	990,130
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	126,915	122,242
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	480,773	465,247
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	393,190
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	4.687%	500,000	494,562
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	392,902
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	500,000	499,858

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	500,000	498,197
Total			11,409,221
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $12,337,626)			12,077,494

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
Ascend Learning LLC(b),(l)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.000%	33,000	32,596
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.250%	20,000	19,850
Cengage Learning, Inc.(b),(l)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	35,230	34,900
SWF Holdings I Corp.(b),(l)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	49,000	47,448
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(b),(l)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	19,626	19,447
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	5.750%	38,000	37,649
WR Grace & Co.(b),(l)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.813%	25,935	25,676
Total			217,566
Total Senior Loans (Cost $220,157)			217,566

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(m),(n)	3,227,561	3,226,270
Total Money Market Funds (Cost $3,226,422)		3,226,270
Total Investments in Securities (Cost $97,704,164)		92,966,361
Other Assets & Liabilities, Net		1,904,167
Net Assets		$94,870,528

At March 31, 2022, securities and/or cash totaling $285,068 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,702,000 EUR	19,546,088 USD	UBS	04/22/2022	—	(47,158)
3,130,000 GBP	4,103,756 USD	UBS	04/22/2022	—	(7,499)
Total				—	(54,657)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	32	06/2022	EUR	4,425,920	—	(277,279)
Euro-Bund	15	06/2022	EUR	2,379,900	—	(11,741)
U.S. Treasury 10-Year Note	13	06/2022	USD	1,597,375	—	(43,492)
Total					—	(332,512)

18	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2022 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(20)	06/2022	USD	(3,001,250)	90,428	—
U.S. Ultra Treasury Bond	(5)	06/2022	USD	(885,625)	34,481	—
Total					124,909	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $66,048,296, which represents 69.62% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	Valuation based on significant unobservable inputs.
(l)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(n)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	2,760,780	9,145,621	(8,680,095)	(36)	3,226,270	(378)	919	3,227,561
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2022	19

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7008_12_A01_(05/22)